Private Placement (Details) - USD ($)		4 Months Ended
	Nov. 28, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Nov. 27, 2020
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants			$ 11.50
SPRING VALLEY ACQUISITION CORP
Subsidiary, Sale of Stock [Line Items]
Warrant, proceeds		$ 8,900,000
Shares per warrant					1
Exercise price of warrants					$ 11.50
SPRING VALLEY ACQUISITION CORP | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants				$ 11.50
SPRING VALLEY ACQUISITION CORP | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Securities called by warrant	8,900,000			8,900,000
Warrant, proceeds	$ 8,900,000
Shares per warrant				1
Exercise price of warrants				$ 1.00